Liquidity (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Retained Earnings Accumulated Deficit	$ 42,817,572	$ 35,731,359
Cash	4,521,791
Marketable Securities	$ 2,892,319	$ 2,231,218
Public Offering [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Stock Issued During Period, Shares, New Issues	1,600,000
Proceeds from Issuance or Sale of Equity	$ 8,000,000